EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 15, 2012 (Accession No. 0001193125-12-272054), to the Class A, C and I Prospectuses dated July 1, 2011, for Cohen & Steers Dividend Value Fund, Inc.